Balance Sheet Components - Intangible Assets (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross	$ 13,918	$ 13,918
Accumulated Amortization	(1,169)	(1,169)
Net	12,749	12,749
Amortization of intangible assets	5,000	1,169	$ 0	$ 0	$ 0	$ 0
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	12,640	12,640
Accumulated Amortization	(990)	(990)
Net	11,650	$ 11,650
Weighted Average Remaining Useful Life (years)		6 years 6 months
Trademarks and other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	1,278	$ 1,278
Accumulated Amortization	(179)	(179)
Net	$ 1,099	$ 1,099
Weighted Average Remaining Useful Life (years)		4 years